Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 16, 2012
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 16, 2012
Prospectus Date	rr_ProspectusDate	Feb 29, 2012

Global Diversified Inc Fund (Prospectus Summary): | Global Diversified Inc Fund
GLOBAL DIVERSIFIED INCOME FUND

Supplement dated March 16, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

GLOBAL DIVERSIFIED INCOME FUND

On or about March 30, 2012, make the following changes.

Under the Principal Investment Strategies heading, delete the seventh paragraph (it begins “A portion of the Fund’s assets may be invested in a diversified portion of bonds”) and substitute:

A portion of the Fund’s assets may be invested in a diversified portfolio of fixed income securities and derivative instruments issued primarily by governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets.  Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index) and any country included in any J.P. Morgan emerging market bond index. These countries generally include every nation in the world except the United States, Canada, Japan, and Australasia, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Typically, non-dollar currency exposure will not be hedged.

In the Performance section, add this paragraph immediately above the Total Returns as of December 31 heading:

Effective March 31, 2012, the weightings for the Global Diversified Income Custom Index will change to the following: 38% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index; 20% blend of 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital Securities Index; 14% J.P. Morgan EMBI Global Diversified Index; 5% MSCI All Country World Value Index; 6% Tortoise Midstream MLP Index; 7% blend of 65% S&P 500 Utilities Index, 25% S&P 500 Telecom Services Index and 10% S&P 500 Energy Index; 5% FTSE EPRA/NAREIT Developed Index; and 5% Barclays Capital Investment Grade CMBS Index.

In the Average Annual Total Returns table, add:
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Life of Fund
J.P. Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes) Global Diversified Inc Fund	J.P. Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	7.35%	17.85%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Global Diversified Inc Fund (Prospectus Summary): | Global Diversified Inc Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GLOBAL DIVERSIFIED INCOME FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated March 16, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

GLOBAL DIVERSIFIED INCOME FUND

On or about March 30, 2012, make the following changes.

Investment Strategy, Heading	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the seventh paragraph (it begins “A portion of the Fund’s assets may be invested in a diversified portion of bonds”) and substitute:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

A portion of the Fund’s assets may be invested in a diversified portfolio of fixed income securities and derivative instruments issued primarily by governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets.  Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index) and any country included in any J.P. Morgan emerging market bond index. These countries generally include every nation in the world except the United States, Canada, Japan, and Australasia, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Typically, non-dollar currency exposure will not be hedged.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	In the Performance section, add this paragraph immediately above the Total Returns as of December 31 heading:
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Effective March 31, 2012, the weightings for the Global Diversified Income Custom Index will change to the following: 38% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index; 20% blend of 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital Securities Index; 14% J.P. Morgan EMBI Global Diversified Index; 5% MSCI All Country World Value Index; 6% Tortoise Midstream MLP Index; 7% blend of 65% S&P 500 Utilities Index, 25% S&P 500 Telecom Services Index and 10% S&P 500 Energy Index; 5% FTSE EPRA/NAREIT Developed Index; and 5% Barclays Capital Investment Grade CMBS Index.

Annual Return, Caption	rr_AnnualReturnCaption	In the Average Annual Total Returns table, add:
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Global Diversified Inc Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDIX
Global Diversified Inc Fund | J.P. Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	J.P. Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.35%
Life of Fund	rr_AverageAnnualReturnSinceInception	17.85%